RELATED PARTY DISCLOSURES	9 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
RELATED PARTY DISCLOSURES

18.	RELATED PARTY DISCLOSURES

(a)	Key management personnel transactions

Key management includes the Company’s directors, officers and any consultants with the authority and responsibility for planning, directing, and controlling the activities of an entity, directly or indirectly, and includes Chief Executive Officer, Chief Financial Officer, Chief Technical Officer. Amounts owing to related parties consists of amounts due to key management.

During the three and nine months ended June 30, 2026 and 2025, key management personnel compensation consisted of short-term and long-term benefits and remuneration, and was classified as follows:

	Three months ended June 30, 2026	Three months ended June 30, 2025	Nine months ended June 30, 2026	Nine months ended June 30, 2025
Cash compensation:	$	$	$	$

Mohammed Salah Bakhashwain	—	—	113,000	338,000
Giovanni Gaudenzi	40,000	200,000	90,000	270,000
Frank Aadnevik	—	241,000	75,000	241,000
Total cash compensation	40,000	441,000	278,000	849,000
Share-based payments:
Mohammed Salah Bakhashwain	—	1,000,000	3,000,000	5,000,000
Giovanni Gaudenzi	—	—	700,000	1,200,000
Frank Aadnevik	—	625,000	—	625,000
Total share-based payments	—	1,625,000	3,700,000	6,825,000

Total compensation	40,000	2,066,000	3,978,000	7,674,000

Related parties include the Company’s directors and officers, entities controlled by them, and other parties meeting the definition in IAS 24. These balances are unsecured, due on demand and non-interest-bearing unless otherwise stated.

As at June 30, 2026 and September 30, 2025, amounts due to related parties consisted of the following:

	June 30, 2026	September 30, 2025
	$	$

Balances included in accounts and other payables	—	95,758
Related party advances	151,361	150,794

The Company’s unsecured convertible loan from its former Chief Executive Officer had a carrying amount, including accrued interest, of $1,752,590 as at June 30, 2026. The loan and related conversion right remain subject to the dispute described in Note 23.